Information about QVC's Operating Segments (Long-lived Assets by Segment) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Property, plant and equipment, net of accumulated depreciation	$ 1,106	$ 1,131
QVC-U.S.
Segment Reporting Information [Line Items]
Property, plant and equipment, net of accumulated depreciation	448	429
QVC-Japan
Segment Reporting Information [Line Items]
Property, plant and equipment, net of accumulated depreciation	220	280
QVC-Germany
Segment Reporting Information [Line Items]
Property, plant and equipment, net of accumulated depreciation	244	247
QVC-U.K.
Segment Reporting Information [Line Items]
Property, plant and equipment, net of accumulated depreciation	129	128
QVC-Italy
Segment Reporting Information [Line Items]
Property, plant and equipment, net of accumulated depreciation	$ 65	$ 47